Prepayment for Cip Project (Details) ¥ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Jun. 25, 2021 USD ($)	Jun. 25, 2021 CNY (¥)
Prepayment for Cip Project (Details) [Line Items]
Prepayment amount for construction work	$ 450,056	¥ 2.9
Additional capital expenditure	3,900,000
Chenyuan [Member]
Prepayment for Cip Project (Details) [Line Items]
Total estimated budget	10,900,000	69.2
Construction in Progress [Member]
Prepayment for Cip Project (Details) [Line Items]
Total estimated budget			$ 26,000,000	¥ 165.0
Additional capital expenditure	15,100,000	¥ 95.8
Construction in Progress [Member] | Chenyuan [Member]
Prepayment for Cip Project (Details) [Line Items]
Prepayment	$ 10,400,000